Accounts Receivable and Advance from Clients (Tables)	6 Months Ended
Jun. 30, 2021
Receivables [Abstract]
Accounts Receivable and Advance from Clients

	June 30, 2021	December 31, 2020
Accounts Receivable – Trade	$168,101	$82,467
Less: Allowance for Doubtful Accounts	(144,770)	(57,512)
Accounts Receivable, net	$23,331	$24,955

The Company had bad debt expense during the six months ended June 30, 2021 and 2020 of $0, respectively.

Our Advances from Clients had the following activity:

Amount
December 31, 2020	$88,843
Additional deposits received	199,892
Less: Deposits recognized as revenue	(225,288)
June 30, 2021	$63,447